Intangibles Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangibles Assets and Goodwill [Abstract]
Schedule of Intangibles Assets and Goodwill
Cost	Client relationships	Technology	Brand Name	Total
Balance, December 31, 2023	$-	$-	$32,134,253	$32,134,253
Acquisition of Reflexivity LLC	277,000	100,000	125,000	502,000
Acquisition of Solana IP	-	3,622,456	-	3,622,456
Acquisition of Stillman Digital	30,640	-	-	30,640
Balance, December 31, 2024	$307,640	$3,722,456	$32,259,253	$36,289,349
Acquisition of Neuronomics	-	-	337,211	337,211
Additions	-	-	203,562	203,562
Deconsolidation of Neuronomics	-	-	(498,065)	(498,065)
Balance, December 31, 2025	$307,640	$3,722,456	$32,301,961	$36,332,057

Accumulated Amortization	Client relationships	Technology	Brand Name	Total
Balance, December 31, 2023	$-	$-	$(29,473,628)	$(29,473,628)
Amortization	(21,323)	(19,245)	(1,503,427)	(1,543,995)
Impairment loss	-	(3,622,456)	-	(3,622,456)
Balance, December 31, 2024	$(21,323)	$(3,641,701)	$(30,977,055)	$(34,640,079)
Amortization	(27,700)	(30,291)	(1,273,590)	(1,331,581)
Deconsolidation of Neuronomics	-	-	39,811	39,811
Balance, December 31, 2025	$(49,023)	$(3,671,992)	$(32,210,834)	$(35,931,849)

Balance, December 31, 2024	$286,317	$80,755	$1,282,198	$1,649,270
Balance, December 31, 2025	$258,617	$50,464	$91,127	$400,208

Schedule of Continuity of the Goodwill Acquired

The continuity of the goodwill acquired as part of the acquisitions is as follows:

Balance, December 31, 2023	$35,080,194
Acquisition of Reflexivity LLC	2,077,585
Balance, December 31, 2024	$37,157,779
Acquisition of Neuronomics	2,907,440
Deconsolidation of Neuronomics	(2,907,440)
Impairment	(2,077,585)
Balance, December 31, 2025	$35,080,194